FINANCIAL ASSETS AT AMORTISED COST - Schedule of Retail Mortgages (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses		£ 6,247
Exchange and other adjustments		39	£ (17)	£ 12
Impact of transfers between stages		(67)	1,469	604
Other changes in credit quality		(447)	2,327	798
Additions and repayments		818	(197)	116
Methodology and model changes		(42)	152	14
Ending balance allowance for expected credit losses		4,042	6,247
Net carrying amount, loans and advances to customers	[1]	448,567	440,200
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages			0
Stage 1 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1			0
Stage 2 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2			0
Stage 3 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3			0
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses		1,024	568
Exchange and other adjustments		139	41
Impact of transfers between stages		74	249
Other changes in credit quality		(124)	181
Additions and repayments		(164)	(44)
Methodology and model changes		(57)	90
Charge to the income statement			476
Credit to the income statement		(271)
Advances written off		(65)	(76)
Recoveries of advances written off in previous years		9	15
Ending balance allowance for expected credit losses		836	1,024	568
UK mortgages | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses		104	23
Exchange and other adjustments		0	0
Impact of transfers between stages		3	(2)
Other changes in credit quality		(14)	63
Additions and repayments		8	14
Methodology and model changes		(53)	6
Charge to the income statement			81
Credit to the income statement		(56)
Ending balance allowance for expected credit losses		48	104	23
UK mortgages | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses		468	281
Exchange and other adjustments		0	0
Impact of transfers between stages		20	168
Other changes in credit quality		(32)	(26)
Additions and repayments		(52)	(15)
Methodology and model changes		(10)	60
Charge to the income statement			187
Credit to the income statement		(74)
Ending balance allowance for expected credit losses		394	468	281
UK mortgages | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses		191	122
Exchange and other adjustments		18	20
Impact of transfers between stages		51	83
Other changes in credit quality		(30)	(23)
Additions and repayments		(33)	(13)
Methodology and model changes		6	24
Charge to the income statement			71
Credit to the income statement		(6)
Advances written off		(28)	(37)
Recoveries of advances written off in previous years		9	15
Ending balance allowance for expected credit losses		184	191	122
UK mortgages | POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses		261	142
Exchange and other adjustments		121	21
Other changes in credit quality		(48)	167
Additions and repayments		(87)	(30)
Methodology and model changes		0	0
Charge to the income statement			137
Credit to the income statement		(135)
Advances written off		(37)	(39)
Recoveries of advances written off in previous years		0	0
Ending balance allowance for expected credit losses		210	261	142
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0
UK mortgages | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1		0
UK mortgages | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2		0
UK mortgages | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3		0
Stage 1 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0	0
Stage 1 | UK mortgages | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		66	17
Stage 1 | UK mortgages | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		(66)	(17)
Stage 1 | UK mortgages | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0	0
Stage 2 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0	0
Stage 2 | UK mortgages | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		(5)	(4)
Stage 2 | UK mortgages | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		37	22
Stage 2 | UK mortgages | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		(32)	(18)
Stage 3 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0	0
Stage 3 | UK mortgages | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0	0
Stage 3 | UK mortgages | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		(35)	(35)
Stage 3 | UK mortgages | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		35	35
Impact of transfers between stages | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		74	249
Impact of transfers between stages | UK mortgages | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		(58)	(15)
Impact of transfers between stages | UK mortgages | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		84	198
Impact of transfers between stages | UK mortgages | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		48	66
Stage 1 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount		251,418	257,043
Beginning balance allowance for expected credit losses		104
Exchange and other adjustments		0	0
Impact of transfers between stages		3,032	(14,244)
Additions and repayments		19,179	8,619
Ending balance retail mortgages gross carrying amount		273,629	251,418	257,043
Ending balance allowance for expected credit losses		48	104
Net carrying amount, loans and advances to customers		273,581	251,314
Stage 1 | Stage 1 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1		10,109	2,418
Stage 1 | Stage 2 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2		(6,930)	(16,463)
Stage 1 | Stage 3 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3		(147)	(199)
Stage 2 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount		29,018	16,935
Beginning balance allowance for expected credit losses		468
Exchange and other adjustments		0	0
Impact of transfers between stages		(3,622)	13,494
Additions and repayments		(3,598)	(1,411)
Ending balance retail mortgages gross carrying amount		21,798	29,018	16,935
Ending balance allowance for expected credit losses		394	468
Net carrying amount, loans and advances to customers		21,404	28,550
Stage 2 | Stage 1 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1		(10,105)	(2,414)
Stage 2 | Stage 2 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2		7,425	16,882
Stage 2 | Stage 3 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3		(942)	(974)
Stage 3 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount		1,859	1,506
Beginning balance allowance for expected credit losses		191
Exchange and other adjustments		0	0
Impact of transfers between stages		590	750
Additions and repayments		(490)	(375)
Advances written off		(28)	(37)
Recoveries of advances written off in previous years		9	15
Ending balance retail mortgages gross carrying amount		1,940	1,859	1,506
Ending balance allowance for expected credit losses		184	191
Net carrying amount, loans and advances to customers		1,756	1,668
Stage 3 | Stage 1 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1		(4)	(4)
Stage 3 | Stage 2 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2		(495)	(419)
Stage 3 | Stage 3 | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3		1,089	1,173
POCI | UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount		12,511	13,714
Beginning balance allowance for expected credit losses		261
Exchange and other adjustments		68	(8)
Additions and repayments		(1,565)	(1,156)
Advances written off		(37)	(39)
Recoveries of advances written off in previous years		0	0
Ending balance retail mortgages gross carrying amount		10,977	12,511	13,714
Ending balance allowance for expected credit losses		210	261
Net carrying amount, loans and advances to customers		10,767	12,250
UK mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount		294,806	289,198
Beginning balance allowance for expected credit losses		1,024
Exchange and other adjustments		68	(8)
Additions and repayments		13,526	5,677
Advances written off		(65)	(76)
Recoveries of advances written off in previous years		9	15
Ending balance retail mortgages gross carrying amount		308,344	294,806	£ 289,198
Ending balance allowance for expected credit losses		836	1,024
Net carrying amount, loans and advances to customers		£ 307,508	£ 293,782

[1]	See note 1 regarding changes to presentation.